Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Amortization of Intangible Assets	$ 13,100	$ 1,100	$ 26,200	$ 2,300